Document and Entity Information	Apr. 28, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 15, 2022
Entity Registrant Name	Zymeworks Inc.
Entity Incorporation, State or Country Code	A1
Entity File Number	001-38068
Entity Tax Identification Number	98-1398788
Entity Address, Address Line One	Suite 800
Entity Address, Address Line Two	114 East 4th Avenue
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5T 1G4
City Area Code	604
Local Phone Number	678-1388
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	ZYME
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On January 19, 2022, Zymeworks Inc. (“Zymeworks” or the “Company”) filed a Form 8-K (the “Original 8-K”) disclosing, among other items, the Company’s approval of a restructuring of the Company’s workforce (the “Restructuring”).At the time of filing of the Original 8-K, the Company was unable in good faith to make a determination of an estimate or a range of estimates as required by paragraphs (b), (c) and (d) of Item 2.05 of Form 8-K with respect to the Restructuring. This Amendment No. 1 is being filed by the Company to provide such information. Except as set forth herein, the remainder of the original Form 8-K is unchanged.
Entity Central Index Key	0001403752